Fair Value Measurements (Details) - EBP 004 - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
Investments	$ 159,559	$ 143,774
Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments	30,639	30,633
Common collective trusts
EBP, Investment, Fair Value and NAV [Line Items]
Investments	87,165	73,951
United Fire stock fund
EBP, Investment, Fair Value and NAV [Line Items]
Investments	4,402	3,882
Pooled Separate Accounts
EBP, Investment, Fair Value and NAV [Line Items]
Investments	35,661	34,260
Self-directed brokerage account
EBP, Investment, Fair Value and NAV [Line Items]
Investments	1,692	1,048
Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Investments	36,733	35,563
Level 1 | Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments	30,639	30,633
Level 1 | Common collective trusts
EBP, Investment, Fair Value and NAV [Line Items]
Investments	0	0
Level 1 | United Fire stock fund
EBP, Investment, Fair Value and NAV [Line Items]
Investments	4,402	3,882
Level 1 | Pooled Separate Accounts
EBP, Investment, Fair Value and NAV [Line Items]
Investments	0	0
Level 1 | Self-directed brokerage account
EBP, Investment, Fair Value and NAV [Line Items]
Investments	1,692	1,048
Level 2
EBP, Investment, Fair Value and NAV [Line Items]
Investments	122,826	108,211
Level 2 | Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments	0	0
Level 2 | Common collective trusts
EBP, Investment, Fair Value and NAV [Line Items]
Investments	87,165	73,951
Level 2 | United Fire stock fund
EBP, Investment, Fair Value and NAV [Line Items]
Investments	0	0
Level 2 | Pooled Separate Accounts
EBP, Investment, Fair Value and NAV [Line Items]
Investments	35,661	34,260
Level 2 | Self-directed brokerage account
EBP, Investment, Fair Value and NAV [Line Items]
Investments	0	0
Level 3
EBP, Investment, Fair Value and NAV [Line Items]
Investments	0	0
Level 3 | Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments	0	0
Level 3 | Common collective trusts
EBP, Investment, Fair Value and NAV [Line Items]
Investments	0	0
Level 3 | United Fire stock fund
EBP, Investment, Fair Value and NAV [Line Items]
Investments	0	0
Level 3 | Pooled Separate Accounts
EBP, Investment, Fair Value and NAV [Line Items]
Investments	0	0
Level 3 | Self-directed brokerage account
EBP, Investment, Fair Value and NAV [Line Items]
Investments	$ 0	$ 0